Capital Surplus and Retained Earnings - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Maximum percentage of capital surplus to paid-in-capital required by the ROC Securities and Exchange Act	10.00%
Percentage of income transferred to legal reserve	10.00%
Threshold percentage over capital stock to be distributed out of legal reserve	25.00%